Schedule of Operating Lease Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Right Of Use Assets
Opening balance for the period	$ 39,556	$ 74,067
Payments on operating lease liabilities	(9,764)	(34,511)
Closing balance for the period	29,792	39,556
Operating lease liabilities current	(29,792)	(32,116)
Operating Lease, Liability, Noncurrent		$ 7,440